UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
           --------------------------------------------------
Address:   1100 North Glebe Road, Suite 1040
           --------------------------------------------------
           Arlington, Virginia  22201
           --------------------------------------------------

Form 13F File Number:  28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          Arlington, Virginia        February 14, 2012
----------------------     -----------------------      -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              69
                                               -------------

Form 13F Information Table Value Total:           $187,686
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 12-31-2011:

                                                                          SHS OR
                                 TITLE OF                     VALUE        PRN     SH/  PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP      (X$1000)      AMT     PRN  CALL   DSCRTN   MGRS     SOLE    SHARED NONE
------------------------------   --------         ---------  --------   ---------  ---  ----  --------  -----  --------- ------ ----
Adams Resources and Energy Inc.  COM              006351308     $658      22,595    SH        SOLE      NONE      22,595
Air Castle Ltd.                  COM              g0129k104  $10,728     843,363    SH        SOLE      NONE     843,363
Alliance One International Inc.  COM              018772103  $10,813   3,975,228    SH        SOLE      NONE   3,975,228
Alliance One International Inc.  NOTE 5.500%
  5.500% Due 07-15-14            07-15-14         018772AQ6   $1,451   1,900,000    PRN       SOLE      NONE   1,900,000
American International Group
  Inc. Warrant                   *W EXP 01/19/202 026874156     $903     163,803    SH        SOLE      NONE     163,803
American Pacific Corp.           COM              028740108   $5,294     693,802    SH        SOLE      NONE     693,802
American Safety Insurance        COM              G02995101   $9,754     448,466    SH        SOLE      NONE     448,466
Argo Group International
  Holdings Ltd.                  ORD              G0464B107     $274       9,457    SH        SOLE      NONE       9,457
Aspen Insurance Holdings -
  Preferred Stock                PFD PRP INC EQ   g05384113   $1,151      21,394    SH        SOLE      NONE      21,394
Aspen Insurance Holdings Ltd.    COM              G05384105   $8,036     303,250    SH        SOLE      NONE     303,250
Audiovox Corporation Class A     CL A             91829f104   $1,473     174,288    SH        SOLE      NONE     174,288
Baltic Trading Limited           COM              Y0553W103     $900     189,441    SH        SOLE      NONE     189,441
Bassett Furniture Industries     COM              070203104   $9,013   1,203,343    SH        SOLE      NONE   1,203,343
Beazer Homes USA                 COM              07556Q105      $85      34,080    SH        SOLE      NONE      34,080
BKF Capital Group                COM              05548G102      $70      63,176    SH        SOLE      NONE      63,176
Black Rock High Income Shares    SHS BEN INT      09250E107      $46      21,000    SH        SOLE      NONE      21,000
Bofi Holdings Inc.               COM              05566U108   $7,109     437,482    SH        SOLE      NONE     437,482
Bowl America Inc. - Class A      CL A             102565108     $224      17,522    SH        SOLE      NONE      17,522
Brandywine Realty Trust          SH BEN INT  NEW  105368203     $617      64,900    SH        SOLE      NONE      64,900
BRT Realty Trust                 SH BEN INT  NEW  055645303   $4,047     638,265    SH        SOLE      NONE     638,265
California First National Bank
  Corp.                          COM              130222102   $6,865     426,938    SH        SOLE      NONE     426,938
Century Casinos Inc.             COM              156492100   $2,892   1,116,754    SH        SOLE      NONE   1,116,754
CommonWealth REIT                COM SH BEN INT   203233101   $2,424     145,644    SH        SOLE      NONE     145,644
Core-Mark Hldgs                  COM              218681104   $5,280     133,328    SH        SOLE      NONE     133,328
CVR Energy Inc.                  COM              12662P108   $2,378     126,981    SH        SOLE      NONE     126,981
Delta Apparel Inc.               COM              247368103   $9,731     509,764    SH        SOLE      NONE     509,764
Duckwall-ALCO                    COM              264142100   $2,781     333,048    SH        SOLE      NONE     333,048
Endeavour International          COM NEW          29259G200     $608      70,011    SH        SOLE      NONE      70,011
Energy Partners Ltd.             COM NEW          29270U303   $8,058     551,885    SH        SOLE      NONE     551,885
Ensco Plc.                       SPONSORED ADR    29358Q109   $1,699      36,204    SH        SOLE      NONE      36,204
Farmer Bros. Co                  COM              307675108     $926     121,209    SH        SOLE      NONE     121,209
First Federal Northern Michigan
  Bancorp.                       COM              32021X105     $102      35,640    SH        SOLE      NONE      35,640
Fisher Communications Inc.       COM              337756209   $1,680      58,268    SH        SOLE      NONE      58,268
Frequency Electronics, Inc.      COM              358010106   $2,039     266,181    SH        SOLE      NONE     266,181
Frisch's Restaurants, Inc.       COM              358748101     $510      26,301    SH        SOLE      NONE      26,301
Genon Energy Inc.                COM              37244e107   $2,636   1,010,075    SH        SOLE      NONE   1,010,075
Globus Maritime                  COM              Y27265209     $850     286,242    SH        SOLE      NONE     286,242
GulfMark Offshore, Inc.          CL A NEW         402629208   $1,701      40,483    SH        SOLE      NONE      40,483
Hardinge Inc.                    COM              412324303   $2,805     348,466    SH        SOLE      NONE     348,466
Homeowners Choice, Inc.          COM              43741E103   $1,027     128,214    SH        SOLE      NONE     128,214
Hornbeck Offshore Service        COM              440543106   $4,135     133,308    SH        SOLE      NONE     133,308
Horsehead Holdings               COM              440694305   $1,143     126,867    SH        SOLE      NONE     126,867
Ingram Micro Inc.                CL A             457153104   $6,401     351,900    SH        SOLE      NONE     351,900
Integrated Electrical Services,
  Inc.                           COM              45811E301     $279     145,501    SH        SOLE      NONE     145,501
J. Alexanders Corp.              COM              466096104     $759     121,510    SH        SOLE      NONE     121,510
LTX-Credence Corporation         COM NEW          502403207     $227      42,517    SH        SOLE      NONE      42,517
Lubys. Inc.                      COM              549282101   $1,447     320,903    SH        SOLE      NONE     320,903
Magnum Hunter Resources          COM              55973b102   $3,569     662,100    SH        SOLE      NONE     662,100
Mitcham Industies, Inc.          COM              606501104     $424      19,421    SH        SOLE      NONE      19,421
Noble Corp.                      NAMEN-AKT        H5833N103   $1,759      58,196    SH        SOLE      NONE      58,196
Patriot Coal Corporation         COM              70336t104   $3,346     395,000    SH        SOLE      NONE     395,000
PMC Commercial Trust             SH BEN INT       693434102     $761     108,720    SH        SOLE      NONE     108,720
Republic Airways Holdings        COM              760276105     $922     268,950    SH        SOLE      NONE     268,950
Sanmina-SCi Corp                 COM              800907206   $4,994     536,365    SH        SOLE      NONE     536,365
Sparton Corporation              COM              847235108     $963     110,674    SH        SOLE      NONE     110,674
StarTek, Inc.                    COM              85569C107      $91      47,567    SH        SOLE      NONE      47,567
Superior Industries
  International Inc.             COM              868168105   $3,041     183,833    SH        SOLE      NONE     183,833
SWS Group Inc.                   COM              78503N107   $2,594     377,513    SH        SOLE      NONE     377,513
Sypris Solutions Inc.            COM              871655106   $2,309     581,530    SH        SOLE      NONE     581,530
Tandy Brands Accessories Inc.    COM              875378101     $385     393,018    SH        SOLE      NONE     393,018
Tecumseh Products Company -
  Class A                        CL A             878895200   $1,527     324,807    SH        SOLE      NONE     324,807
Tecumseh Products Company -
  Class B                        CL B             878895101   $2,134     479,474    SH        SOLE      NONE     479,474
Tesoro Corp.                     COM              881609101   $6,419     274,787    SH        SOLE      NONE     274,787
Ultra Petrol Bahamas             COM              P94398107     $374     125,617    SH        SOLE      NONE     125,617
Unifi Inc.                       COM NEW          904677200     $580      76,273    SH        SOLE      NONE      76,273
Universal Stainless & Alloy
  Products Inc.                  COM              913837100     $983      26,299    SH        SOLE      NONE      26,299
Vestin Realty Mortgage I Inc.    COM              925490104      $29      26,809    SH        SOLE      NONE      26,809
Western Refining Inc.            COM              959319104   $1,314      98,850    SH        SOLE      NONE      98,850
White Mountains Insurance Group  COM              g9618e107   $5,142      11,339    SH        SOLE      NONE      11,339